THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in BBH Pacific Basin Equity Portfolio
        ("Portfolio"), at value ................................  $ 65,753,443
      Receivable for capital stock sold ........................     7,082,001
                                                                  ------------
           Total Assets ........................................  $ 72,835,444
                                                                  ------------
LIABILITIES:
      Payables for:
         Capital stock redeemed ................................     1,062,034
         Shareholder servicing/eligible institution fees .......        26,166
         Professional fees .....................................        13,275
         Administrative fee ....................................        13,083
         Board of Directors' fee ...............................         4,267
         Accounting fees .......................................         2,668
         Accrued expenses and other liabilities ................        12,901
                                                                  ------------
           Total Liabilities ...................................     1,134,394
                                                                  ------------
NET ASSETS .....................................................  $ 71,701,050
                                                                  ============

Net Assets Consist of:

         Paid-in capital .......................................  $ 98,700,705
         Distributions in excess of net investment income ......    (2,927,223)
         Accumulated net realized loss .........................   (25,580,982)
         Net unrealized appreciation ...........................     1,508,550
                                                                  ------------
Net Assets .....................................................  $ 71,701,050
                                                                  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($71,701,050 / 2,472,622 shares) .........................  $      29.00
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
      Net Investment Loss Allocated from Portfolio:
         Dividends and other income (net of foreign
            tax expense $94,028) ...............................   $    231,557
         Expenses ..............................................       (337,738)
                                                                   ------------
             Net Investment Loss Allocated from Portfolio ......       (106,181)
                                                                   ------------
      Fund Expenses:
         Shareholder servicing/eligible institution fees .......         85,301
         Administrative fee ....................................         42,650
         Professional fees .....................................         24,862
         Board of Directors' fees ..............................          6,691
         Accounting fees .......................................          3,999
         Miscellaneous expenses ................................         17,951
                                                                   ------------
             Total Expenses ....................................        181,454
                                                                   ------------
      Net Investment Loss ......................................       (287,635)
                                                                   ------------

NET REALIZED AND UNREALIZED loss ALLOCATED FROM PORTFOLIO:
      Net realized loss on investments and foreign exchange
         transactions ..........................................     (4,805,716)
      Net change in unrealized depreciation on investments
         and foreign currency translations .....................     (6,155,697)
                                                                   ------------
             Net Realized and Unrealized Loss Allocated from
                Portfolio ......................................    (10,961,413)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations .....   $(11,249,048)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             For the
                                                                         six months ended       For the
                                                                          April 30, 2001      year ended
                                                                            (unaudited)    October 31, 2000
                                                                         ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment loss .............................................  $    (287,635)   $    (719,994)
        Net realized gain (loss) on investments and foreign exchange
          transactions ..................................................     (4,805,716)       9,473,188
        Net change in unrealized depreciation on
          investments and foreign currency translations .................     (6,155,697)     (12,558,860)
                                                                           -------------    -------------
          Net decrease in net assets resulting from operations ..........    (11,249,048)      (3,805,666)
                                                                           -------------    -------------
      Dividends in excess of net investment income ......................     (1,982,220)      (4,448,893)
                                                                           -------------    -------------
      Capital stock transactions:
        Net proceeds from sales of capital stock ........................     99,054,791      147,056,047
        Net asset value of capital stock issued to shareholders in
          reinvestment of distributions .................................        738,386        2,554,345
        Net cost of capital stock redeemed ..............................   (103,972,040)    (132,655,719)
                                                                            -------------    -------------
          Net increase (decrease) in net assets resulting from capital
            stock transactions ..........................................     (4,178,863)      16,954,673
              Total increase (decrease) in net assets ...................    (17,410,131)       8,700,114

NET ASSETS:
      Beginning of year .................................................     89,111,181       80,411,067
                                                                           -------------    -------------
      End of period (including distributions in excess of net investment
        income of $2,927,223 and $657,368, respectively) ................  $  71,701,050    $  89,111,181
                                                                           =============    =============

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                            For the six
                                            months ended               For the years ended October 31,
                                           April 30, 2001    ------------------------------------------------------
                                             (unaudited)     2000        1999         1998         1997        1996
                                             ----------      ----        ----         ----         ----        ----
Net asset value, beginning of period ......... $35.47       $38.77      $20.31      $24.52       $30.19      $29.88

Income from investment operations:

  Net investment income (loss) ...............  (0.13)(1)    (0.31)(1)   (0.17)(1)   (0.20)        0.00(1.2)   0.051
  Net realized and unrealized gain (loss) ....  (5.41)       (0.89)      18.63       (2.39)       (4.69)       1.62

Less dividends and distributions:

  From net investment income .................     --           --          --       (0.52)       (0.00)(2)   (0.86)
  In excess of net investment income .........  (0.93)       (2.10)         --       (1.10)       (0.25)      (0.50)
  From net realized gains ....................     --           --          --          --        (0.28)         --
  In excess of net realized gains ............     --           --          --          --        (0.45)         --
                                               ------       ------      ------      ------       ------      ------
Net asset value, end of period ............... $29.00       $35.47      $38.77      $20.31       $24.52      $30.19
                                               ======       ======      ======      ======       ======      ======
Total return ................................. (15.88)%     (3.81)%      90.89%     (10.78)%     (16.03)%      5.65%
Ratios/Supplemental data:
  Net assets, end of period (000's omitted).. $71,701      $89,111     $80,411     $32,630     $102,306    $150,685
  Expenses as a percentage of average
      net assets:

    Expenses paid by Fund ....................   1.52%(6.7)   1.47%(6)    1.39%       1.44%        1.19%       1.13%
    Expenses paid by commissions3 ............     --           --          --          --         0.01%       0.01%
    Expense offset arrangement ...............     --         0.01%         --(4)     0.18%        0.06%       0.16%
                                               ------       ------      ------      ------       ------      ------
       Total expenses ........................   1.52%        1.48%       1.39%       1.62%        1.26%       1.30%

Ratio of net investment income (loss) to
   average net assets ........................  (0.85)%(7)   (0.70)%     (0.58)%     (0.73)%       0.00%       0.16%
Portfolio turnover rate ......................     22%(5)       76%(5)      97%         91%          63%         58%

----------
1     Calculated using average shares outstanding for the period.

2     Less than $0.01 per share.

3 A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

4     Less than 0.01%.

5 Portfolio turnover rate is that of the Portfolio in which the Fund invests.

6 Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.

7     Annualized.

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Pacific Basin Equity Fund (the "Fund") is a separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

      The Fund invests all of its investable assets in the BBH Pacific Basin Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 79% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis which these financial statements are prepared. Accordingly, the amounts of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a sub administration

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                                   (unaudited)

services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Fund incurred $42,650 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2001, the Fund incurred $85,301 for such services.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the Accountant receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Fund incurred $3,999 for accounting services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2001, the Fund incurred $6,691 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                  For the six months ended  For the year ended
                                       April 30, 2001        October 31, 2000
                                  ------------------------  ------------------
Capital stock sold ...................    3,275,325              3,524,509
Capital Stock issued in connection
   with reinvestment of dividends
      and distributions ..............       23,183                 62,059
Capital stock redeemed ...............   (3,337,853)            (3,148,469)
                                         ----------             ----------
Net Increase (Decrease) ..............      (39,345)               438,099
                                         ==========             ==========

      5. Federal Income Tax Status. At October 31, 2000, the 59 Wall Street Pacific Basin Equity Fund for Federal Income taxes purposes, had a capital loss carryforward of $20,486,128 which may be applied against any net taxable realize gain of each succeeding year until the utilization or expiration on October 31, 2006.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            Portfolio of Investments
                                 April 30, 2001
                                   (unaudited)

   Shares                                      Value
  --------                                  -----------

            COMMON STOCKS (95.7%)

            AUSTRALIA (4.4%)
            BANKING

   99,800   National Australia Bank, Ltd. . $ 1,532,781
                                            -----------
            CONSUMER GOODS
  400,200   Coca-Cola Amatil, Ltd. ........     949,540
                                            -----------
            TELECOMMUNICATIONS
  806,500   Cable and Wireless Optus* .....   1,460,884
                                            -----------
            TOTAL AUSTRALIA ...............   3,943,205
                                            -----------
            HONG KONG (8.8%)
            CONSUMER NON-DURABLES
  136,390   Asia Foods, Ltd.#* ............     220,952
                                            -----------
            MULTI-INDUSTRY
  311,440   Hutchinson Whampoa, Ltd. ......   3,344,416
  952,800   Li & Fung, Ltd. ...............   1,802,000
                                            -----------
                                              5,146,416
                                            -----------
            TELECOMMUNICATIONS
  527,300   China Telecom* ................   2,596,271
                                            -----------
            TOTAL HONG KONG ...............   7,963,639
                                            -----------
            INDIA (1.2%)
            COMPUTER SOFTWARE

   14,700   Infosys Technologies Limited ADR  1,080,450
                                            -----------
            MATERIALS
      224   Reliance Industries, Ltd. .....       1,640
       25   Reliance Industries, Ltd. GDR .         183
                                            -----------
                                                  1,823
                                            -----------
            TOTAL INDIA ...................   1,082,273
                                            -----------
            JAPAN (77.2%)
            BANKING
  747,000   Asahi Bank, Ltd. ..............   2,079,450
      521   Mizuho Holdings, Inc. .........   3,208,424
                                            -----------
                                              5,287,874
                                            -----------

            CAPITAL GOODS/DURABLES
   83,000   Fujitsu, Ltd. .................   1,141,817
   97,000   Matsushita Electric Industrial
              Co., Ltd. ...................   1,616,994
  123,000   Matsushita Electric Works .....   1,408,416
                                            -----------
                                              4,167,227
                                            -----------
            CHEMICALS
   42,000   Shin-Etsu Chemical Co. ........ $ 1,685,778
   50,000   Takeda Chemical Industries ....   2,411,491
                                            -----------
                                              4,097,269
                                            -----------
            CONSUMER ELECTRONICS
   56,100   Sony Corp. ....................   4,194,732
                                            -----------
            CONSUMER GOODS
  134,000   Kirin Brewery Co., Ltd. .......   1,289,306
  418,000   Nissan Motor Co. ..............   2,865,029
  148,000   Toyota Motor Co. ..............   4,922,355
                                            -----------
                                              9,076,690
                                            -----------
            CONSUMER NON-DURABLES
  103,000   Kao Corp. .....................   2,617,196
   18,300   Nintendo Co., Ltd. ............   2,946,955
                                            -----------
                                              5,564,151
                                            -----------
            ELECTRIC COMPONENTS
   16,300   Matsushita Communications
              Industrial Co., Ltd. ........     896,945
                                            -----------
            FINANCE
   18,100   Acom Co., Ltd. ................   1,447,121
  118,000   Nomura Securities Co., Ltd. ...   2,492,252
   11,280   Orix Corp. ....................     984,918
                                            -----------
                                              4,924,291
                                            -----------
            MACHINERY/EQUIPMENT
  405,000   Mitsubishi Heavy Industries ...   1,655,068
                                            -----------
            MATERIALS
  488,000   Mitsubishi Materials Corp. ....   1,303,176
  289,000   Sumitomo Chemical Co. .........   1,543,516
  382,000   Sumitomo Metal & Mining Co. ...   1,551,803
                                            -----------
                                              4,398,495
                                            -----------
            MEDIA
      193   Fuji Television Network .......   1,399,377
                                            -----------
            MULTI-INDUSTRY
  224,000   Sumitomo Corp. ................   1,653,150
                                            -----------
            OFFICE EQUIPMENT/SUPPLIES
   50,000   Canon, Inc. ...................   1,962,371
                                            -----------

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            Portfolio of Investments
                           April 30, 2001 (continued)
                                   (unaudited)

   Shares                                      Value
  --------                                  -----------

            JAPAN (continued)

            PHARMACEUTICALS
   39,000   Kissei Pharmaceutical Co., Ltd.  $  784,261
   57,000   Santen Pharmaceutical Co., Ltd.     966,336
   48,000   Yamanouchi Pharmaceutical
              Co., Ltd. ...................   1,328,424
                                            -----------
                                              3,079,021
                                            -----------
            PRECISION INSTRUMENTS
   22,900   Hoya Corp. ....................   1,501,032
                                            -----------
            REAL ESTATE
   10,800   Oriental Land Co., Ltd. .......     731,507
                                            -----------
            RETAIL
   32,000   Ito-Yokado Co., Ltd. ..........   1,784,180
                                            -----------
            SERVICES
   85,000   Credit Saison Co., Ltd. .......   1,798,705
1,087,000   Kawasaki Kisen Kaisha, Ltd. ...   2,040,736
  324,000   Tokyu Corp. ...................   1,861,542
                                            -----------
                                              5,700,983
                                            -----------
            TELECOMMUNICATIONS
      360   Nippon Telegraph & Telephone .. $ 2,286,870
      130   NTT Docomo, Inc. ..............   2,672,061
                                            -----------
                                              4,958,931
                                            -----------
            TRANSPORTATION
  221,000   Nippon Express Co. ............   1,108,800
                                            -----------
            UTILITIES
   70,000   Tokyo Electric Power ..........   1,671,050
                                            -----------
            TOTAL JAPAN ...................  69,813,144
                                            -----------
            SINGAPORE (4.1%)
            BANKING
  163,952   DBS Group Holdings, Ltd. ......   1,431,541
                                            -----------
            ELECTRIC COMPONENTS
   34,600   Chartered Semiconductors ADR* .   1,106,854
                                            -----------
            TELECOMMUNICATIONS
1,187,000   Singapore Telecom .............   1,186,348
                                            -----------
            TOTAL SINGAPORE ...............   3,724,743
                                            -----------

TOTAL INVESTMENTS (identified cost $92,449,394) (a) ....  95.7%      $86,527,004
CASH AND OTHER ASSETS LESS LIABILITIES .................   4.3         3,917,862
                                                         -----       -----------
NET ASSETS ............................................. 100.0%      $90,444,866
                                                         =====       ===========

----------
*     Non-income producing security.
+     Rule 144A security.
# Restricted security - Total market value of the restricted security owned at April 30, 2001 was $220,952 or 0.2% of net assets. Acquired on December 13, 1999 at a cost of $220,952.
(a) The aggregate cost for federal income tax purposes is $92,449,394, the aggregate gross unrealized appreciation is $9,180,191, and the aggregate gross unrealized depreciation is $15,102,581, resulting in net unrealized depreciation of $5,922,390.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:

      Investments in securities, at value (identified
        cost $92,449,394) ....................................   $86,527,004
      Cash ...................................................     2,951,938
      Receivables for:
         Contributions .......................................     2,553,778
         Dividends ...........................................       271,496
                                                                 -----------
          Total Assets .......................................    92,304,216
                                                                 -----------
LIABILITIES:
      Payables for:
         Investments purchased ...............................       895,445
         Withdrawals .........................................       762,348
         Investment advisory fee .............................        99,225
         Custody fee .........................................        69,000
         Professional fees ...................................        21,750
         Board of Trustees' fee ..............................         6,239
         Administrative fee ..................................         5,343
                                                                 -----------
           Total Liabilities .................................     1,859,350
                                                                 -----------
NET ASSETS ...................................................   $90,444,866
                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT LOSS:
      Income:
         Dividends and other income (net of foreign
            withholding taxes of $126,634) .....................   $    309,242
                                                                   ------------
      Expenses:
         Investment advisory fee ...............................        299,313
         Custody fee ...........................................        140,415
         Administrative fee ....................................         16,117
         Professional fees .....................................         14,261
         Board of Trustees' fee ................................          6,972
                                                                   ------------
         Total Expenses ........................................        477,078
         Fees paid indirectly ..................................        (21,831)
                                                                   ------------
         Net Expenses ..........................................        455,247
                                                                   ------------
      Net Investment Loss ......................................       (146,005)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
         exchange transactions                                       (6,171,194)
      Net change in unrealized depreciation on investments
         and foreign currency translations .....................     (9,596,557)
                                                                   ------------
         Net Realized and Unrealized Loss ......................    (15,767,751)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations .....   $(15,913,756)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                                six months ended       For the
                                                                 April 30, 2001      year ended
                                                                   (unaudited)    October 31, 2000
                                                                 --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment loss ...................................   $    (146,005)   $    (246,099)
        Net realized gain (loss) on investments and foreign
          exchange transactions ...............................      (6,171,194)       9,779,607
        Net change in unrealized appreciation (depreciation) on
          investments and foreign currency translations .......      (9,596,557)       3,670,320
                                                                  -------------    -------------
            Net increase (decrease) in net assets resulting
              from operations .................................     (15,913,756)      13,203,828
                                                                  -------------    -------------
      Capital transactions:
        Proceeds from contributions ...........................     100,244,024      276,934,912
        Fair value of withdrawals .............................    (113,444,126)    (170,580,016)
                                                                  -------------    -------------
          Net increase (decrease) in net assets resulting from
            capital transactions ..............................     (13,200,102)     106,354,896
                                                                  -------------    -------------
          Total increase (decrease) in net assets .............     (29,113,858)     119,558,724
                                                                  -------------    -------------
NET ASSETS:
      Beginning of year .......................................     119,558,724               --
                                                                  -------------    -------------
      End of period ...........................................   $  90,444,866    $ 119,558,724
                                                                  =============    =============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                 For the
                                             six months ended       For the
                                              April 30, 2001      year ended
                                                (unaudited)    October 31, 2000
                                              --------------    ---------------
Total Return .................................    (15.75)%           (3.40)%
Ratios/Supplemental Data:
    Net assets, end of period
      (000's omitted) ........................   $90,445          $119,559
    Expenses as a percentage of average
      net assets:
        Expenses paid by Portfolio ...........      0.99%             0.95%
        Expense offset arrangement ...........      0.05%             0.01%
                                                 -------          --------
            Total Expenses ...................      1.04%(1)          0.96%

    Ratio of net investment loss to
      average net assets .....................     (0.32)%(1)        (0.18)%
    Portfolio turnover rate ..................        22%               76%


----------
1     Annualized.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustee.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                                  (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $299,313 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC , (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a sub administration services agreement with Signature Financial Group for which Signature Financial Group receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Portfolio incurred $16,117 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $140,415 for custody services. Custody fees for the Portfolio were reduced by $21,831 as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fee. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2001, the Portfolio incurred $6,972 for these fees.

      3. Investment Transactions.

      For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $25,372,080 and $35,210,649, respectively. There were no purchases or sales of U.S. government obligations during the six months ended April 30, 2001. The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                            Pacific Basin Equity Fund

                               SEMi-ANNUAL REPORT

                                 April 30, 2001